Janus Investment Fund
Janus Henderson Global Equity Income Fund
Class A Shares
Supplement dated June 15, 2023
to Currently Effective Prospectuses
Effective immediately, the prospectuses for Janus Henderson Global Equity Income Fund (the “Fund”) are amended as follows:

1.	Under “Performance Information” in the Fund Summary section of the Fund’s prospectuses, the following information and footnotes replace the corresponding information and footnotes in their entirety:

Average Annual Total Returns (periods ended 12/31/22)
	1 Year	5 Years	10 Years	Since Inception (11/30/06)

Class A Shares(1)

Return Before Taxes	– 11.85%	0.47%	4.19%	3.44%

Return After Taxes on Distributions	– 13.49%	– 0.87%	2.86%	2.39%

Return After Taxes on Distributions and Sale of Fund Shares(2)	– 5.91%	0.61%	3.44%	3.00%

MSCI World IndexSM	– 18.14%	6.14%	8.85%	5.73%
(reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

85% MSCI ACWI ex‑US High Div Yld/15% MSCI USA High Div Yld Index	– 5.83%	2.39%	4.44%	3.50%
(reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)
(1)	Fund returns calculated assuming maximum permitted sales loads.
(2)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
Please retain this Supplement with your records.

Janus Investment Fund
Janus Henderson Global Equity Income Fund
Class D Shares
Supplement dated June 15, 2023
to Currently Effective Prospectuses
Effective immediately, the prospectuses for Janus Henderson Global Equity Income Fund (the “Fund”) are amended as follows:

1.	Under “Performance Information” in the Fund Summary section of the Fund’s prospectuses, the following table and footnote replaces the corresponding table and footnote in their entirety:

Average Annual Total Returns (periods ended 12/31/22)
	1 Year	5 Years	10 Years	Since Inception (11/30/06)

Class D Shares

Return Before Taxes	– 6.30%	1.87%	4.92%	3.90%

Return After Taxes on Distributions	– 8.11%	0.46%	3.53%	2.80%

Return After Taxes on Distributions and Sale of Fund Shares(1)	– 2.52%	1.68%	4.01%	3.36%

MSCI World IndexSM	– 18.14%	6.14%	8.85%	5.73%
(reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

85% MSCI ACWI ex‑US High Div Yld/15% MSCI USA High Div Yld Index	– 5.83%	2.39%	4.44%	3.50%
(reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)
(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
Please retain this Supplement with your records.